Related Parties - Summary of Goods or Services Rendered to Related Parties (Details) - USD ($) $ in Thousands	3 Months Ended	10 Months Ended	12 Months Ended
	Jun. 15, 2023	Mar. 31, 2024	Mar. 31, 2025	Mar. 31, 2023
Disclosure of transactions between related parties [line items]
Revenue - related parties	$ 1,215			$ 3,728
SC Tubular Solutions (B) Sdn. Bhd.
Disclosure of transactions between related parties [line items]
Revenue - related parties	560			2,250
Sumitomo Corporation Asia & Oceania Pte. Ltd.
Disclosure of transactions between related parties [line items]
Revenue - related parties	395			486
Howco Metals Management Pte. Ltd.
Disclosure of transactions between related parties [line items]
Revenue - related parties				2
Sumitomo Corporation
Disclosure of transactions between related parties [line items]
Revenue - related parties				3
SC Tubular Solutions Malaysia Sdn. Bhd.
Disclosure of transactions between related parties [line items]
Revenue - related parties	$ 260			$ 987